Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current income tax expense	$ 100,012	$ 100,925	$ 47,999
Deferred income tax income	(4,310)	(15,449)	(16,066)
Income tax expense, net	$ 95,702	$ 85,476	$ 31,933